Consolidated Statements of Profit or Loss and Other Comprehensive Income - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	₪ 355,553	₪ 388,684	₪ 219,677
Cost of revenue before fair value adjustments	247,214	229,727	123,688
Gross income before impact of changes in fair value	108,339	158,957	95,989
Unrealized changes to fair value adjustments of biological assets	261	13,054	6,574
Loss from fair value changes realized in the current year	3,505	16,928	11,432
Gross profit	105,095	155,083	91,131
Research and development expenses	388	632	1,235
General and administrative expenses	42,610	36,082	27,206
Sales and marketing expenses	53,269	56,533	23,214
Other expenses (income), net	47,138	2,128	2,971
Changes in the fair value of financial assets through profit or loss, net	665	174	1,868
Share based payments	2,592	8,907	6,452
Operating profit (loss)	(41,567)	50,627	28,185
Financing income	5,883	8,170	130
Financing expenses	25,601	14,955	9,581
Financing expenses, net	19,718	6,785	9,451
Profit (loss) before taxes on income	(61,285)	43,842	18,734
Tax expense	(2,248)	(93)	(11,441)
Total comprehensive profit (loss) for the year	(63,533)	43,749	7,293
Attribution of net profit (loss) for the year:
To the Company’s shareholders	(61,959)	44,819	4,690
To non-controlling interests	(1,574)	(1,070)	2,603
Total	₪ (63,533)	₪ 43,749	₪ 7,293
Earnings per share
Basic earnings (loss)	₪ (1.36)	₪ 0.99	₪ 0.12
Diluted earnings (loss)	₪ (1.36)	₪ 0.99	₪ 0.11